Organization and Business Description (Details)	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 ¥ / shares	Jul. 02, 2022
Organization and Business Description [Abstract]
Percentage of shareholders	100.00%	100.00%	100.00%
Option price | (per share)	$ 1.37	¥ 10
Interest loans (in Dollars)	$ 1,300,000